Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,031	$ 10,738	$ 10,748	$ 11,513	$ 11,069	$ 10,731	$ 10,221	$ 10,114	$ 10,002	$ 9,600	$ 11,187
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,808	10,520	10,611	11,455	11,095	10,840	10,394	10,364	10,329	10,000	$ 10,960
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,762	11,415	11,393	12,167	11,665	11,281	10,705	10,583	10,443	10,000	$ 11,962
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	11,740	11,399	11,380	12,158	11,660	11,279	10,720	10,583	10,443	10,000	$ 11,936
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742	$ 10,587	$ 10,000	$ 12,349